Document and Entity Information	Dec. 31, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001692115
Document Type	8-K/A
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	SOUTHWEST GAS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37976
Entity Tax Identification Number	81-3881866
Entity Address, Address Line One	8360 S. Durango Dr.
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	(702)
Local Phone Number	876-7237
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Southwest Gas Holdings, Inc., a Delaware corporation (the “Company”), filed with the Securities and Exchange Commission on January 3, 2022 (the “Initial Form 8-K”), which described, among other matters, the closing of the transactions contemplated by that certain Purchase and Sale Agreement, dated as of October 5, 2021 by and between Dominion Energy Questar Corporation and the Company, pursuant to which the Company acquired all the equity interests in Dominion Energy Questar Pipeline, LLC (“DEQP”) and related entities (together with the transactions described above, the “Acquisition”). This Amendment No. 1 amends the Initial Form 8-K to include the financial statements referred to in Items 9.01(a) and 9.01(b) below relating to the Acquisition.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Southwest Gas Holdings, Inc. Common Stock, $1 par value
Trading Symbol	SWX
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE